CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - Twin Vee Powercarsco [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Ending balance, value at Dec. 31, 2023	$ 952	$ 37,857,225	$ (14,346,984)	$ 8,538,422	$ 32,049,615
Ending balance, shares at Dec. 31, 2023	952,000
Stock-based compensation		426,283			426,283
Net loss			(1,686,227)	(648,967)	(2,335,194)
Ending balance, value at Mar. 31, 2024	$ 952	38,283,508	(16,033,211)	7,889,455	30,140,704
Ending balance, shares at Mar. 31, 2024	952,000
Beginning balance, value at Dec. 31, 2023	$ 952	37,857,225	(14,346,984)	8,538,422	32,049,615
Beginning balance, shares at Dec. 31, 2023	952,000
Ending balance, value at Dec. 31, 2024	$ 1,487	44,608,318	(25,392,955)		19,216,850
Ending balance, shares at Dec. 31, 2024	1,487,445
Beginning balance, value at Mar. 31, 2024	$ 952	38,283,508	(16,033,211)	7,889,455	30,140,704
Beginning balance, shares at Mar. 31, 2024	952,000
Stock-based compensation		317,744			317,744
Net loss			(2,945,701)	(1,573,495)	(4,519,196)
Ending balance, value at Jun. 30, 2024	$ 952	38,601,252	(18,978,912)	6,315,960	25,939,252
Ending balance, shares at Jun. 30, 2024	952,000
Stock-based compensation		278,867			278,867
Net loss			(2,512,165)	(497,742)	(3,009,907)
Ending balance, value at Sep. 30, 2024	$ 952	38,880,119	(21,491,078)	5,818,218	23,208,211
Ending balance, shares at Sep. 30, 2024	952,000
Beginning balance, value at Dec. 31, 2024	$ 1,487	44,608,318	(25,392,955)		19,216,850
Beginning balance, shares at Dec. 31, 2024	1,487,445
Stock-based compensation		55,968			55,968
Net loss			(1,610,240)		(1,610,240)
Ending balance, value at Mar. 31, 2025	$ 1,487	44,664,286	(27,003,195)		17,662,578
Ending balance, shares at Mar. 31, 2025	1,487,445
Stock-based compensation		59,628			59,628
Net loss			(1,654,071)		(1,654,071)
Issuance of common stock	$ 750	2,554,351			2,555,101
Issuance of common stock, shares	750,000
Fractional shares, Shares	(146)
Ending balance, value at Jun. 30, 2025	$ 2,237	47,278,265	(28,657,266)		18,623,235
Ending balance, shares at Jun. 30, 2025	2,237,299
Stock-based compensation		63,897			63,897
Net loss			(2,755,513)		(2,755,513)
Ending balance, value at Sep. 30, 2025	$ 2,237	$ 47,342,162	$ (31,412,779)		$ 15,931,620
Ending balance, shares at Sep. 30, 2025	2,237,299